MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Vallon - 10-K - Summary of the Company’s Available for Sale Securities (Details) - Vallon Pharmaceuticals, Inc. - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Adjusted Cost	$ 0	$ 3,810
Gross Unrealized Gains		0
Gross Unrealized Losses		(2)
Fair Value		3,808
Corporate bonds
Schedule of Investments [Line Items]
Adjusted Cost		1,153
Gross Unrealized Gains		0
Gross Unrealized Losses		(1)
Fair Value		1,152
Municipal bonds
Schedule of Investments [Line Items]
Adjusted Cost		2,657
Gross Unrealized Gains		0
Gross Unrealized Losses		(1)
Fair Value		$ 2,656